Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001887673
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41502
Entity Registrant Name	Wearable Devices Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, Postal Zip Code	2066736
Entity Address, City or Town	Israel
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	2,882,802
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1185
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Wearable Devices Ltd. and its subsidiary (“the Company”) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Ziv Haft
Auditor Location	Tel Aviv, Israel
Amendment Flag	false
Document Fiscal Period Focus	FY
Ordinary Shares, no par value per share
Document Information Line Items
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	WLDS
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Document Information Line Items
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Trading Symbol	WLDSW
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, Postal Zip Code	2066736
Entity Address, City or Town	Israel
Entity Address, Country	IL
Contact Personnel Name	Asher Dahan
City Area Code	972
Local Phone Number	4.6185670
Contact Personnel Email Address	asher.dahan@wearabledevices.co.il